Taxes	12 Months Ended
Dec. 31, 2022
Taxes
Taxes

10.Taxes

10.1Current and non-current tax assets and liabilities

	2022	2021
Current tax assets
Income tax (1)	279,457	1,739,542
VAT refund (2)	4,725,281	3,108,175
Other taxes (3)	1,779,654	1,426,085
	6,784,392	6,273,802
Non-current tax assets
Deferred tax assets (4)	13,392,480	9,024,858
Income tax credits	8,570	5,274
	13,401,050	9,030,132

Current tax liabilities
Income tax payable (5)	6,617,468	1,298,524
Industry and commerce tax (6)	346,958	247,966
Value added tax	206,341	157,452
National tax and surcharge on gasoline	181,490	192,665
Carbon tax	77,721	66,006
Other taxes (7)	200,923	189,491
	7,630,901	2,152,104

Non-current tax liabilities
Deferred tax liabilities (8)	13,479,336	10,850,463
Income tax payable	90,897	65,130
Income tax (9)	1,705,411	1,208,927
	15,275,644	12,124,520

(1)	The variation corresponds mainly to the use of the balance in favor of the 2021 income tax return, of Ecopetrol S.A.
(2)

It corresponds mainly to the balance in favor of the value added tax (VAT) in Ecopetrol S.A. for $4,165,563, Esenttia S.A. for $252,977, ISA Group for $189,538, and other companies for $50,305, among others, and a favorable balance in the industry and commerce tax in Ecopetrol S.A. for $57,543, and Cenit for $8,887, and other companies for $468.

(3)

It includes the potential tax credit of the VAT paid in the acquisition of real productive fixed assets, in accordance with the section 258-1 of the Colombia Tax Code. Additionally, it includes advances and self-withholdings of territorial taxes.

(4)	Mainly corresponds to the loans payable in dollar of Ecopetrol Business Group, that increased due to the currency devaluation in 2022 (21%), and the increase in debt levels.
(5)

The increase between the prior year mainly corresponds to the better results obtained in the year by Ecopetrol S.A., due to the growth of revenue given the increase in the average prices of the basket of crude oil, natural gas, and products, and the higher revenue obtained by the midstream segment, and the increase in the tax rate (35% in 2022 vs. 31% in 2021), among others.

(6)	The increase between the prior year mainly corresponds to the higher income obtained by Ecopetrol Business Group.
(7)	The variation mainly corresponds to the increase in royalties’ payments, transport tax, among others, due to the improved results in the fiscal year 2022.
(8)

The variation mainly corresponds to the temporary differences related to IAS 12.41 and the deferred tax of ISA, represented by the changes related to the contractual asset CPC 47 and the deferral of income in accordance with Law 12,973/2014 in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP), the application of additional depreciation shifts, effect of the exchange difference of international bonds and actuarial liabilities in ISA and among others.

(9)	Mainly corresponds to the contributions payable by the ISA group of PIS, CONFIS of CTEEP and subsidiaries located in Brazil.

10.2Income tax

In accordance with Law 2010/2019 and Law 2155/2021, the tax provisions applicable in Colombia for taxable years 2021 and 2022, are the following:

●

The income tax rate applicable to national companies and foreign entities will be 31% for the year 2021 and 35% for the fiscal year 2022. Law 2155 of 2021 increased the income tax rate from 31% to 35% from the year 2022.

●	For the year 2021, the presumptive income rate was 0% of the taxpayer's net equity from the immediately previous year.
●

The income tax for tax free trade zone users will be 20%. If the company located in the free zone has a Legal Stability Agreement (hereinafter LSA), the income tax rate will continue to be 15% during the term of said contract. This is the case of Refinería de Cartagena S.A.S. (“Reficar”) until 2023 and Esenttia Masterbatch Ltda. ("Esenttia MB") until 2028.

●

For fiscal years 2021 and 2022, Ecopetrol Business Group had subsidiaries that were subject to a 31% and 35%, respectively, income tax rate, subsidiaries located in free trade zones that were subject to a 15% income tax rate depending upon whether they complied with the Legal Stability Contract (LSA) rules and other subsidiaries in Brazil, Chile, Perú, USA, that were subject to 34%, 27%, 29.5%, 21%, respectively, and other companies that were subject to statutory income tax rates applicable in countries where they are incorporated.

●

The tax depreciation percentages are adjusted based on the table established in Article 137 of the Colombian Tax Code. On the other hand, oil investments amortization will be calculated based on the technical production units as it is recorded for accounting purposes.

●

Expenses for the acquisition of exploration rights, geology and geophysics, exploratory drilling, among others, are capitalizable until the technical feasibility and commercial viability of extracting the resource are determined.

●

The cost of acquisition of exploration rights, geology and geophysics (G&G), exploratory drilling, among others, is capitalized for tax purposes until the technical and commercial feasibilities of extracting the resource are achieved.

●	Variations in items expressed in foreign currency will only have tax effects at the time of disposal or payment in the case of assets, or liquidation or partial payment in the case of liabilities.
●

Tax losses generated as of January 1, 2017, may be offset against ordinary net income obtained in the following 12 taxable years, except for companies that have signed a legal stability contract, and included within it the article that they contemplated that tax losses did not have an expiration date.

Related to income tax in other countries in which the Business Group operates, the following are the main aspects to consider:

Peru

●	Current income tax rate is 29.5% on the taxable income after deducting the employes participation, which is calculated with a rate of 5% or 10% on the taxable income.
●	Dividends and other forms of profit distribution are subject 5% income tax rate.
●	From 2021, the financial expenses deduction is limited to 30% of tax Ebitda.
●	Intra-group services deduction is allowed for low value-added services to the extent that the deductible amount does not exceed expenses and costs plus a 5% margin.

Brazil

●	Legal entities income tax and Social Contribution on Liquid Profits are federal taxes that affect the income of the legal entity in its real or presumed profit.
●

Real profit: Tax is determined based on the results for each period, establishing the taxable base considering the accounting profit and performing the depurations determined in tax legislation. All income and returns on capital are included in the calculation base. The 34% rate is applied to the taxable base of liquid profit.

●

Presumed profit: it is a simplified form taxation for the calculation base. Applies to legal entities that have gross income up to BRL $78 million in the immediately preceding year. In this system, the tax base is determined by applying the rate of 8%, 12% or 32% to gross income (the rate to be applied depends on the activity carried out by the taxpayer) and the rate of 34% is applied to the result.

Statute of limitations of tax returns

In Colombia, the income tax returns of the taxable years 2011, 2014, 2015, 2016, 2017, 2018, 2019, 2020 and 2021 and income tax for equality - CREE - of the taxable years 2014, 2015, and 2016 can still be reviewed by the tax authorities. The management of Ecopetrol Business Group considers that the amounts recorded as liabilities for taxes payable are sufficient and are supported by the law to meet any claim that may be established with respect to such years.

In Colombia, as of January 1, 2017, the statute of limitations for the income tax return corresponds to three-year (3) counted from the due date to file the return or the filing date, when these have been lately filed. Returns filed by taxpayers that have made transactions, subject to the transfer pricing regulations, have a five-year (5) statute of limitations, for the tax returns that are filed as of January 1, 2020. For the other countries where there are subsidiaries of the Ecopetrol Business Group, the statute of limitations time will depend on the local regulations in each country.

Income tax expense

	2022	2021	2020
Current income tax (1)	16,791,619	6,975,549	2,861,606
Deferred income tax (2)	2,813,817	1,939,567	(791,824)
Deferred income tax – rate change (3)	(658,919)	(28,993)	—
Adjustments to prior years’ current and deferred tax(4)	17,421	(90,860)	(31,121)
Income tax expenses	18,963,938	8,795,263	2,038,661
(1)

The increase between 2022 and 2021 by $9,816,070 corresponds mainly to the better results obtained in the year in Ecopetrol S.A., generated by the growth of revenue given the increase in the average prices of the crude basket oil, natural gas, and products, and the higher revenue obtained by the midstream segment, and the increase in the tax rate (35% in 2022 vs. 31% in 2021), among others.

(2)

The variation between 2022 and 2021 by $874,250 corresponds mainly to the effect of the exchange rate on loans denominated in foreign currencies of Ecopetrol S.A. and Refinería de Cartagena, to the adjustment of the calculation of deferred tax for capital gains, from 10% to 15%, associated with the disinvestment of the share of Ecopetrol S.A. in the opportunity called Roger project, among others.

(3)

The variation between 2022 and 2021 by ($656,926) corresponds mainly to the effect of the Law 2277 of 2022, that established an additional point on the income tax rate of 5%, 10%, or 15% as of the year 2023 and following years.

(4)	The variation between 2022 and 2021 by $108,281 corresponds mainly to the difference between the provision and the income tax return for fiscal year 2021 filed in 2022.

Reconciliation of the income tax expenses

The reconciliation between the income tax expense and the current tax applicable to the Ecopetrol Business Group is as follows:

	2022	2021	2020
Net income before income tax	54,163,418	26,425,817	4,776,514
Statutory rate (Colombia)	35.0%	31.0%	32.0%
Income tax at statutory rate	18,957,196	8,192,003	1,528,484
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	1,946,269	1,194,065	247,358
Non–deductible expenses	448,433	387,407	29,649
Reversal of deferred tax recognized in prior years	—	—	245,508
Rate differential adjustment	(670,080)	(304,176)	14,974
Non–taxable income	(739,243)	(517,483)	(35,471)
Prior years’ taxes	17,421	(90,860)	(31,121)
Foreign currency translation and exchange difference	(82,028)	(149,035)	59,852
Tax discounts and tax credit	(184,054)	(173,154)	(20,572)
Others	(71,057)	285,489	—
Effect of tax reform	(658,919)	(28,993)	—
Income tax calculated	18,963,938	8,795,263	2,038,661
Effective tax rate	35.0%	33.3%	42.7%
Current	16,801,363	6,940,660	2,583,832
Deferred	2,162,575	1,854,603	(545,171)
	18,963,938	8,795,263	2,038,661

The effective tax rate as of December 31, 2022 is 35.0% (2021 – 33.3%); The variation of 1.7% compared to the previous period is mainly due to: a) the profit increase, b) the effect of the companies of the Group with profit that have a nominal tax rate different from the parent company (Refineria de Cartagena - $476,772, Ecopetrol Capital AG - $71,563, Esenttia MB - $67,942, Ecopetrol USA  - $168,374, Ecopetrol Permian  - $243,809 and others - $133,178), c) to the effect of the Law 2277 of 2022, that established an additional point on the income tax rate of 5%, 10%, or 15% as of the year 2023 and following years in Ecopetrol S.A. and Hocol, d) the greater distribution of capital pledges in Companhia de Transmissão de Energía Elétrica Paulista (CTEEP), e) the effect of the incorporating ISA in Ecopetrol Business Group and f)  the update of the occasional profit tax associated with the divestment of Ecopetrol S.A. share in the opportunity called the Roger project, among others.

Deferred income tax

	2022	2021
Deferred tax assets (1)	13,392,480	9,024,858
Deferred tax liabilities (2)	(13,479,336)	(10,850,463)
Net deferred income tax	(86,856)	(1,825,605)
(1)	Mainly corresponds to the loans payable in dollar of Ecopetrol Business Group, that increased due to the currency devaluation in 2022 (21%), and the increase in debt levels of the Business Group.
(2)

The variation mainly corresponds to the deferred tax of ISA, represented by the deferral of income and the application of accelerated depreciation amounts in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP).

The detail of deferred tax assets and liabilities is as follows:

	2022	2021
Deferred tax assets (liabilities)
Loans(1)	8,707,743	3,385,388
Loss carry forwards (2)	6,497,845	6,122,243
Provisions (3)	3,712,239	4,029,550
Employee benefits (4)	963,558	1,378,161
Accounts payable	54,611	13,774
Presumptive income tax excesses (5)	—	180,563
Goodwill (6)	(604,350)	(405,973)
Other (7)	(3,499,216)	(3,050,013)
Accounts receivable (8)	(4,558,699)	(4,029,534)
Property plant and equipment and Natural and environmental resources (9)	(11,360,587)	(9,449,764)
	(86,856)	(1,825,605)
(1)	Corresponds mainly to the effect in the foreign exchange rate (21%) in the fiscal year 2022 and the increase in debt levels of the Business Group.
(2)	In 2022, a deferred tax asset for tax losses carryforwards was recognized for $6,497,845 (2021 - $6,122,243) in the following companies:
-	Tax losses that do not expire: Ecopetrol USA for $339,950 (2021 - $765,914); Refinería de Cartagena for $1,871,732 (2021 - $2,027,433); and ISA Group companies in Chile for $35,806 (2021 - $20,818).
-	Tax losses that expire in 12 years in Invercolsa for $17,524 (2021 - $14,626).
-	Tax losses that expire in 20 years from the date they were recognized by Ecopetrol USA Inc. for $1,887,805 (2021 - $1,591,781).
-

Tax losses expiring in 2025 of Ruta de la Araucanía and Transamerican for $111,273 (2021 - $137,289); 2027, Ruta Costera for $84,964 (2021 - $17,953); 2030 from Internexa Chile for $16,062 (2021 - $12,931); 2029 of Ruta del Maipó for $1,000,632 (2021 - $763,272); 2040 from ISA Interchile for $1,104,625 (2021 - $756,410); and 2044 Ruta del Loa for $27,472 (2021 - $13,816).

(3)Corresponds to non-deductible accounting provisions, mainly the asset retirement obligation (ARO) provision.

(4)	Corresponds to update of the actuarial calculations for health, pensions and bonds, education, and other long-term benefits to employee.
(5)	In 2021, Refineria de Cartagena recognized deferred tax assets by COP$180,563
(6)

According to Colombian tax law until the fiscal year 2016, goodwill was subject to amortization for fiscal proposes, while under IFRS it is only allowed to be subject to impairment tests, a difference that results in a deferred tax liability, variances related to translation adjustment from the year.

(7)

The variation corresponds mainly to: a) the balance of regulatory security works and payment of pre-existing infrastructure of the concessionaires in Chile and in Companhia de Transmissão de Energía Elétrica Paulista (CTEEP) for the provision associated with law 4819 pension benefits, b) the total deferred tax liability of ISA's consolidated, mainly in Ruta del Maipo due to the readjustment of the financial asset and c) the effect of business combination (ISA).

(8)

The variation mainly corresponds to the deferred tax of ISA, represented by the deferral of income and the application of accelerated depreciation amounts in Companhia de Transmissao de Energia Eletrica Paulista (CTEEP).

(9)

For tax purposes, natural and environmental resources, and property, plant, and equipment have a useful life and a depreciation and amortization methodology different from those determined under international accounting standards, mainly in ISA Colombia and Transmantaro considering their accelerated depreciation in 2022.

Each legal entity of the Ecopetrol Business Group offsets tax assets and liabilities only if it has a legally enforceable right to offset current tax assets and liabilities and to the extent that they relate to income taxes required by the same tax jurisdictions and tax authorities.

The movements of deferred income tax for the years as of December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Opening balance	(1,825,605)	6,034,706	5,480,516
Deferred tax recognized in profit or loss	(2,162,575)	(1,854,603)	545,171
Increase due to business combination	96,767	(7,877,297)	(383,346)
Deferred tax recognized in other comprehensive income (a)	4,769,474	1,535,151	89,526
Other	(24,132)	(35,033)	—
Foreign currency translation	(940,785)	371,471	302,839
Closing balance	(86,856)	(1,825,605)	6,034,706

(a)The following is the detail of the income tax recorded in other comprehensive income:

December 31. 2022	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	1,254,514	(586,260)	668,254
Cash flow hedging for future crude oil exports (Note 30.3)	3,167,351	(1,638,602)	1,528,749
Hedge of a net investment in a foreign operation (Note 30.4)	7,526,124	(2,538,389)	4,987,735
Hedge with derivative instruments	(111,690)	(6,223)	(117,913)
	11,836,299	(4,769,474)	7,066,825

December 31. 2021	Pre–tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(2,456,667)	679,510	(1,777,157)
Cash flow hedging for future crude oil exports (Note 30.3)	1,259,269	(450,492)	808,777
Hedge of a net investment in a foreign operation (Note 30.4)	4,579,758	(1,708,348)	2,871,410
Hedge with derivative instruments	191,487	(55,821)	135,666
	3,573,847	(1,535,151)	2,038,696

December 31. 2020	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses) (Note 22.1)	(137,459)	41,238	(96,221)
Cash flow hedging for future crude oil exports (Note 30.3)	(1,186)	1,908	722
Hedge of a net investment in a foreign operation (Note 30.4)	520,490	(156,147)	364,343
Hedge with derivative instruments	(78,547)	23,475	(55,072)
	303,298	(89,526)	213,772

Deferred tax assets not recognized

Deferred tax assets related to tax loss carryforwards incurred by the subsidiaries of  ISA Group: Ruta del Bosque (Chile) for $102,864 (2021 – $35,511), Ruta del Maule (Chile) for $43,702 (2021 - $27,404), ISA Inversiones Chile Ltda for $84,816, Ruta Costera (Colombia) for $391 (2021 - $932), ISA Intervial Colombia for $564 (2021 - 541), Proyecto de Infrastructura del Perú for $1,143, ISA Capital do Brasil for $20,216 (2021 - $15,983), ISA Investimentos Brasil for $883, Internexa Brasil Operadora de Telecomunicações for $101,525 (2021 - $69,358), Internexa Participações (Brasil) for $2,913 (2021 – 2,121) and ISA Bolivia for $4,142 (2021 – 1,831), are not recognized, since Management has assessed and reached the conclusion that it is not probable that the deferred tax asset related to these tax losses and presumptive excess income is recoverable in the short term.

If Ecopetrol Business Group had been able to recognize the unrecognized deferred tax asset, the profit for the year ended December 31, 2022, would have increased by $363,158 ($153,681).

With respect to the additional income surtax, deferred tax assets corresponding to the estimated surcharge for the years 2026 and following are not recognized because there is no certainty about the proportion of the deferred that will be recovered in each of these years.

Deferred tax liabilities not recognized

As of December 31, 2022, in connection with paragraph 39 of IAS 12 deferred tax liabilities are not recognized on the difference between the accounting and tax bases associated with investments in subsidiaries, joint ventures of Ecopetrol S.A. (Base: $-25,966,564 Tax: $-3,894,985) and other group companies (Base: $-8,891,965 Tax: $-1,333,795).

Dividends received in the year 2022 were untaxed. The Company expects this same treatment for the dividends it receives in 2023.

Uncertain tax positions - IFRIC 23

Ecopetrol Business Group’s strategy is to avoid making aggressive tax decisions that may cause questioning of its tax returns, by tax authorities.

Regarding uncertain tax positions where it has been determined that there may be a possible controversy with the tax authority that could result in an income tax increase, a success threshold has been established by IFRIC 23, which has been calculated based on current regulations and tax opinion provided by our tax advisors.

In accordance with the aforementioned interpretation, the Ecopetrol Business Group considers that uncertain tax positions include in its determination of income tax will not affect the results if it is probable that the position will be accepted by the tax authorities. Notwithstanding, the Ecopetrol Business Group will continue to monitor new tax regulations and ruling issued by the tax authority and other entities.

10.3.Other taxes

Dividend taxes

Starting on the profits generated from the year 2017, the tax on dividends applies to resident natural persons, national companies, and foreign entities.

Law 1943 of 2018 established that, as of January 1, 2019, dividends and participations paid or credited to the account from profit distributions that have been considered as income that does not constitute income or occasional profit between Colombian companies, are subject to a withholding for dividend tax at a rate of 7.5% (10% as of 2023, according to Law 2277 of 2022). This withholding is transferable to the final beneficiary, foreign entity, or natural person tax resident in Colombia. On the other hand, if the profits charged to which the dividends were distributed were not subject to tax at the company level, said dividends are taxed with the income tax applicable in the period of distribution. In this case, the 7.5% withholding will apply to the value of the dividend once decreased with the income tax (35% for the year 2022).

The non-taxed dividends that the Ecopetrol Business Group will receive will not be subject to withholding at source by express provision of the regulation, which states that dividends distributed within business groups duly registered with the Chamber of Commerce, to decentralized entities or Colombian Holding Companies, They will not be subject to withholding at source for this concept.

Transfer prices

In Colombia, income taxpayers who enter into operations with economic associates or related parties from abroad and located in free zones, or with residents located in countries considered non-cooperative jurisdictions with low or no taxation, are required to determine for income tax purposes, their ordinary and extraordinary revenue, their costs and deductions, assets and liabilities, considering for these operations the prices and profit margins that would have been used in comparable operations with or between those not economically related.

Ecopetrol Business Group submitted in 2022 the transfer pricing information for 2021 corresponding to the informative return, the supporting documentation, the country-by-country report, and the master file, in accordance with current tax regulations.

For the taxable year 2022, the transactions with economic related parties abroad, as well as the business conditions under which such operations were made and the general structure, did not vary significantly with respect to the previous year. For this reason, it is possible to infer that said transactions were recognized in accordance with the arm’s length principle. It is estimated that no adjustments related to the transfer pricing analysis of the year 2021 will be required, which imply changes in the income provision of the same year.

Law 2010 of December 27, 2019 - Colombia

In October 2019 the Constitutional Court declared Law 1943 of 2018 (Tax Reform of 2018) due to procedural defects in its approval in Congress. The Court said that the effect of its pronouncement would be applicable as of January 1, 2020, therefore Law 1943 was applicable in its entirety until December 31, 2019. The Constitutional Court granted the executive the possibility of presenting a new legislative project for the 2020 period, as a result, the Government presented a bill that was sanctioned and materialized in Law 2010 of December 27, 2019. In general terms, specific modifications were presented, such as the following:

Income tax rate applicable for taxable year 2020 and following years:

Year	General Rate*
2020	32%
2021	31%

(*) Applicable rate for Colombian companies, permanent establishments, and foreign entities.

The undercapitalization rule contained in article 118-1 of Colombia Tax Code, had been modified by Law 1943/2018. In this sense, as of 2019, the undercapitalization rule will only be applicable with respect to interest generated in the acquisition of debts contracted, directly or indirectly, with national or foreign economic associates. Likewise, the capital-debt ratio was modified to 2:1 (previously it was 3:1) with which not only may interest generated on debts acquired with related parties be deducted when the average total amount of such debts does not exceed two (2) times the net worth of the taxpayer determined as of December 31 of the immediately preceding taxable year.

Value Added Tax

The VAT already paid by the user of the free zone are excluded from the basis to settle the VAT on imports of goods from the free zone. Article 491 of the Tax Code expressly prohibits the possibility to consider the VAT paid on the acquisition of fixed assets as deductible tax. In addition, three VAT exemption days a year are established in Colombia for certain products, with limits depending on the units purchased.

Tax procedures

In terms of procedure, there are modifications: (i) withholding that, despite being ineffective, will be enforceable, (ii) electronic notification of administrative acts, (iii) payment of glosses in the statement of objections to avoid default interest, (iv) elimination of the extension of the finality to additional three years for compensation of tax losses, and (v) the term of the finality will be 5 years, compared to the years in which there is an obligation to comply with the transfer pricing regime.

In addition, an audit benefit was included for taxable years 2020 and 2021. By virtue of this benefit, the private settlement of income taxpayers and complementary taxpayers who increase their net income tax by at least a percentage a minimum of 30%, related to the net income tax of the immediately preceding year, will become final within six months after the date of presentation if a notification to correct or special requirement has been notified, or provisional settlement and, considering that the declaration must be presented in a timely manner and the payment must be made within the established deadlines.

If the increase in the net income tax is at least 20% over the net income tax of the immediately preceding year, shall be considered for twelve (12) months, after the date the presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely, and the payment is made within the established deadlines.

The above benefit does not apply to: (i) taxpayers who enjoy tax benefits due to their location in a specific geographical area; (ii) when it is shown that declared withholdings are non-existent; (iii) when the net income tax is less than 71 UVT ($24). The term set forth in this regulation does not extend to declarations of withholding or sales tax, which will be governed by the general regulations.

Law 2155 of September 14, 2021 - Colombia

In general terms, this reform increased the general income tax rate to 35% as of January 1, 2022 and maintained the discount for the Industry and Commerce Tax at 50%. This Tax Reform introduced other changes in value added tax and tax procedure obligations. Before the passing of this Law, the rate from the year 2022 was 30% and the discount of the Industry and Commerce Tax was 100%.

Audit benefit: For the fiscal years 2022 and 2023, this Law reduce the time in which the tax authorities can audit an income tax return, from 5 years to between 6 to 12 months, depending on whether the net income tax increased to 35% or 25% with respect to that income tax return in the last fiscal year.

Works for Taxes Mechanism: The assumptions under which the “works for taxes” can be accessed are expanded, including those territories that, not being ZOMAC, are in some of these situations: (i) They have high rates of poverty, (ii) totally or partially lack infrastructure for the provision of residential public services, (iii) are in non-interconnected areas and (iv) are in Orange Development Areas (ADN acronyms in Spanish).

This mechanism will also be applicable to those projects declared of national importance that are strategic for the economic and/or social reactivation of the Nation, even if they are not located in the previous territories (subject to the approval of the Ministry of Finance and Public Credit).

Tax reform Law 2277 of December 13, 2022

The most relevant aspects of this reform in the Business Group’s taxes.

Additional rate to the income tax rate: An additional rate is established for those companies that carry out the activity 0610 – Crude oil extraction.

An additional rate will be calculated taking as a reference the average Brent price of the last 10 years, which will be updated by the inflation index of the United States of America to update them at constant values. On these, the percentiles that give rise to the surcharge rate are determined as indicated below:

< percentile 30	0%
> = percentile 30 and < percentile 45	5%
> = percentile 45 and < percentile 60	10%
> = percentile 60	15%

Non-deductibility of royalties: The deductibility of oil royalties paid to the Colombian Government for the exploitation of non-renewable resources is restricted, regardless of the denomination of the payment.

Free zone rate: The rate of taxable income and complementary taxes applicable to offshore free zones; industrial users of special permanent free zones for port services, industrial users of special permanent free zones, whose main corporate purpose is the refining of petroleum-derived fuels or refining of industrial biofuels; industrial users of services that provide the logistics services of numeral 1 of article 3 of Law 1004 of 2005 and operator users, will be 20%.

Minimum tax rate: A minimum tax rate is established for income taxpayers, which will be calculated from the adjusted financial profit, which may not be less than 15% and will be the result of dividing the adjusted tax on the net profit.

Effective head office of management: It will be understood that the effective headquarters of management of a company or entity is the place where the commercial and management decisions necessary to carry out the activities of the company or entity are materially made on a day-to-day basis, that is, the places where the administrators of the company usually execute their responsibilities and the daily activities.

Research, technological development, or innovation investment discount: Investments in projects qualified by the National Council of Tax Benefits in Science and Technology in Innovation in Colombia will have the right to discount 30% of the value invested in said income tax projects in the taxable period in which the investment was made. It is not possible to take the cost or deduction simultaneously with the discount.

Tax benefits and incentives limits: For income taxpayers, other than natural persons and illiquid successions, the value of income that does not constitute income for tax purposes or occasional gain, special deductions, exempt income, and tax discounts may not exceed the 3% per year of ordinary liquid income before deducting the special deductions contemplated in the regulations.

Industry and commerce tax deduction: The industry and commerce tax will be 100% deductible as of taxable year 2023, it can no longer be treated as a tax discount.

Dividend tax: Dividends and shares paid to national companies will be subject to the rate of ten percent (10%) as withholding tax on income, which will be transferable and attributable to the natural person (resident or resident investor abroad).

The income tax rate applicable to dividends and shares paid to permanent establishments in Colombia of foreign companies will be 20%.

Concurrent benefits: The prohibition of taking concurrent tax benefits is extended to exempt income, revenue that does not constitute income for tax purposes or occasional gain, and the reduction of the income tax rate.